Liquidity Risk - Summary of External Term Issuance, Sterling Equivalent (Details) - Liquidity risk - GBP (£) £ in Billions	Dec. 31, 2022	Dec. 31, 2021
Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 4.7	£ 3.0
Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	3.9	2.8
Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.8	0.2
Other Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	4.7	20.3
Other Santander UK plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	0.0
Other Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.6	0.0
Other Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	4.0	0.0
Other Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.1	0.1
Other Santander UK plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	20.2
Other group entities
Disclosure of detailed information about borrowings [line items]
Borrowings	9.4	£ 23.3
Sterling | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	2.0
Sterling | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	1.2
Sterling | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.8
Sterling | Other Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	2.5
Sterling | Other Santander UK plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Sterling | Other Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.6
Sterling | Other Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	1.8
Sterling | Other Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.1
Sterling | Other Santander UK plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Sterling | Other group entities
Disclosure of detailed information about borrowings [line items]
Borrowings	4.5
US Dollar | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	2.1
US Dollar | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	2.1
US Dollar | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Other Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.8
US Dollar | Other Santander UK plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Other Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Other Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0.8
US Dollar | Other Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Other Santander UK plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Other group entities
Disclosure of detailed information about borrowings [line items]
Borrowings	2.9
Euro | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.6
Euro | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.6
Euro | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Other Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	1.4
Euro | Other Santander UK plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Other Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Other Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	1.4
Euro | Other Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Other Santander UK plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Other group entities
Disclosure of detailed information about borrowings [line items]
Borrowings	2.0
Other | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Other Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Other Santander UK plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Other Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Other Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Other Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Other Santander UK plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Other group entities
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 0.0